Income taxes	6 Months Ended
Jun. 30, 2020
Income taxes
Income taxes

11.          Income taxes

(a)	Amounts recognized in profit or loss

(in thousands of Russian Roubles)

	For the three months ended		For the six months ended
	June 30,		June 30,
	2020	2019	2020	2019
Current tax expense:
Current year	(91,300)	(196,443)	(350,795)	(441,342)
Recognition of provision for uncertain tax positions	—	(447,034)	—	(447,034)
Total current tax expense	(91,300)	(643,477)	(350,795)	(888,376)
Deferred tax expense:
Origination and reversal of temporary differences	16,270	21,742	44,336	89,859
Reversal of deferred tax on unremitted earnings	—	447,034	—	447,034
Total deferred tax reversal	16,270	468,776	44,336	536,893
Total income tax expense	(75,030)	(174,701)	(306,459)	(351,483)

In 2019, the Group has reversed its deferred tax liability on unremitted earnings of RUB 447,034 thousand and recognized provision for uncertain tax positions of RUB 447,034 thousand due to change in the parent company tax residency status (see Note 1(a)) and applicable income tax rate on dividends and based on the Group interpretations of tax laws.

(b)	Reconciliation of effective tax rate

As the Group generates most of its revenues and profits from operations in Russia, the Group’s applicable tax rate is the Russian corporate income tax rate of 20%.

(in thousands of Russian Roubles)

	For the three months ended		For the six months ended
	June 30,		June 30,
	2020	2019	2020	2019
Profit before income tax	313,974	449,965	957,141	865,494
Income tax at 20% tax rate	(62,795)	(89,993)	(191,428)	(173,099)
Effect of tax rates in foreign jurisdictions	124	(15,767)	1,364	(24,855)
Withholding tax on intra-group dividend and unremitted earnings	(183)	(3,728)	(11,196)	(45,194)
Unrecognized deferred tax asset	9,882	(18,139)	(56,089)	(38,223)
Non-deductible interest expense	—	(7,781)	—	(18,422)
Non-deductible expenses related to management incentive agreement	(10,608)	(13,764)	(21,309)	(15,559)
Other net non-taxable income and (non-deductible expense)	(7,506)	(25,529)	(23,857)	(36,131)
Fines and penalties	(3,944)	—	(3,944)	—
Total income tax expense	(75,030)	(174,701)	(306,459)	(351,483)

The effective tax rate was 23.9% for the three months ended June 30, 2020 and 38.8% for the three months ended June 30, 2019. The decrease in the effective tax rate was mainly due to (a) non-deductible IPO-related expense in the three months ended June 30, 2019 not occurring in the three months ended June 30, 2020, and (b) non-taxable foreign exchange gain in the three months ended June 30, 2020 not occurring in the three months ended June 30, 2019.

The effective tax rate was 31.9% for the six months ended June 30, 2020 and 40.6% for the six months ended June 30, 2019. The decrease in the effective tax rate was mainly due to: (a) non-deductible IPO-related expense in the six months ended June 30, 2019 not occurring in the six months ended June 30, 2020, and (b) withholding tax on intra-group dividend in the six months ended June 30, 2019 not occurring in the six months ended June 30, 2020.

(c)	Recognized deferred tax assets and liabilities

Deferred tax assets and liabilities are attributable to the following:

(in thousands of Russian roubles)

	June 30,	December 31,
	2020	2019
Deferred tax assets:
Unused vacation accruals	15,558	8,614
Employee benefits	5,178	13,323
Contract liabilities	140,509	135,203
Trade and other payables	1,984	7,728
Right-of-use assets and lease liabilities	5,287	4,139
Deferred tax assets netting	(15,686)	(19,172)
Total deferred tax assets	152,830	149,835

Deferred tax liabilities:
Property and equipment	(7,539)	(9,696)
Intangible assets	(8,147)	(9,476)
Intangible assets identified on acquisition*	(471,226)	(512,804)
Deferred tax liabilities netting	15,686	19,172
Total deferred tax liabilities	(471,226)	(512,804)
Net deferred tax liability	(318,396)	(362,969)

* Acquisition of all of the outstanding equity interests of Headhunter FSU Limited, representing HeadHunter business, by Zemenik Trading Limited, which we subsequently converted into HeadHunter Group PLC, from Mail.Ru Group Limited on February 24, 2016.

Unrecognized deferred tax assets as at June 30, 2020 were RUB 489,429 thousand (as at December 31, 2019 – RUB 433,340 thousand). They relate to tax losses of the Company and its subsidiaries. Deferred tax assets have not been recognised in respect of these tax losses because it is not probable that future taxable profit will be available against which the Company and its subsidiaries can utilise the benefits therefrom. The tax losses do not expire under current Russian tax legislation.

(d)	Income tax payable

(in thousands of Russian roubles)

	June 30,	December 31,
	2020	2019
Current income tax payable	223,095	33,648
Provision for uncertain income tax positions	336,326	336,326
Total income tax payable	559,421	369,974

Subsequent to the recognition of the provision for uncertain tax positions of RUB 447,034 thousand in 2019 (see Note 11(a)), the Group has partially reversed this provision for the amount of RUB 110,708 thousand, which related to uncertain tax positions of a closed tax year. As a result, the Group has recognized provision for uncertain income tax positions of RUB 336,326 thousand as at December 31, 2019, which has not changed as of June 30, 2020.